UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Shareholders

Mid-Cap Index Fund	June 30, 2016

The views and opinions in this report were current as of June 30, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

Most major U.S. stock indexes rose in the first half of 2016, a period of significant global market volatility. Equity markets started the year with deep losses as oil prices collapsed to 13-year lows amid concerns about weakening Chinese and global economic growth. In fact, by mid-February, U.S. small-caps had fallen into a bear market, commonly defined as a drop of at least 20% from recent highs. However, equities and other risk assets rallied through late June as central banks in Japan and Europe unveiled new stimulus efforts. Also, the dollar weakened due to diminishing expectations for U.S. interest rate increases in 2016, and commodity prices rebounded sharply. As the period ended, global markets fluctuated wildly in response to the UK’s vote to leave the European Union. In the U.S., mid-cap shares outperformed their larger and smaller counterparts.

The Mid-Cap Index Fund returned 3.41% for the six months ended June 30, 2016, versus 3.16% for the Russell Select Midcap Index. In most periods, fund performance will tend to slightly lag that of the benchmark due to operating and management expenses. However, for this period, the fund outperformed its index as it was still building position sizes in the first quarter following its December 2015 inception and had not yet fully replicated the index. Now that replication has been achieved, we anticipate that performance will more closely track that of the index with a slight lag due to operating and management expenses.

MARKET ENVIRONMENT

While the U.S. economy grew at a sluggish 1.1% annual rate in the first quarter, the underlying trend of moderate expansion seems to remain in place. We believe growth is likely to rebound to roughly 2% over the balance of the year. The domestic labor market has been resilient in the face of unfavorable economic developments overseas. Although the pace slowed in the second quarter, jobs growth has been averaging 200,000 per month over the past year, and the national unemployment rate was 4.7% in May, its lowest level in more than eight years. Housing and retail sales data were solid. Existing home sales rose in May to the highest level since February 2007, and retail sales grew 3.1% compared with the same period in 2015.

Headline inflation rose 1.0% in the 12-month period ended June 30. The consumer price index (CPI) stayed below the Fed’s 2% target, held down by a 9% drop in the energy category. Core CPI (which excludes volatile food and energy prices) has moved closer to the Fed’s goal, rising 2.3% over the most recent 12 months. After starting the year around $37 per barrel, West Texas Intermediate oil fell to below $27 in mid-February before climbing to about $50 by the end of June. The price rebound was attributed to speculation about global production cuts and, to a lesser extent, supply disruptions in Nigeria and Canada. Despite the 30% gain in the first half of 2016, oil prices have fallen about 19% since June 2015 amid a global supply glut.

The Federal Reserve raised short-term rates in December, but due to the slowdown in economic activity and elevated global risks, the central bank has kept rates unchanged thus far in 2016. However, in June, the Fed’s policymaking committee did slightly reduce its growth outlook for the remainder of this year and for 2017 and adjusted its policy normalization plan to a more gradual path. We believe that another Fed rate hike is possible this year if the labor market recovery persists and measures of domestic demand strengthen.

Mid-caps held up better than small-caps but trailed large-caps during the sell-off at the start of the year. Since mid-February, though, mid-caps have outpaced their counterparts during the market rally. In the mid-cap universe, value stocks widely outperformed growth over the first half of 2016. Stocks in the telecommunication services and utilities sectors outperformed other sectors, helped by investors seeking attractive income versus low-yielding fixed income alternatives. After losing ground in 2015, energy stocks rallied with crude oil prices, and shares of consumer staples companies also produced solid gains. Financial stocks underperformed as the expected rise in U.S. interest rates, which could help banks make more profitable loans, failed to materialize. Health care and information technology stocks also lagged.

SUMMARY OF INVESTMENT STRATEGY

The Mid-Cap Index Fund is a passively managed T. Rowe Price fund that began operations in December 2015. The fund is not open for direct purchase by outside investors. It is intended to be used by T. Rowe Price’s asset allocation strategies as an additional investment option, as our actively managed mid-cap strategies are facing capacity constraints.

The fund will seek to match the investment return of mid-capitalization U.S. stocks by seeking to replicate the performance of the Russell Select Midcap Index, which will also serve as the fund’s primary benchmark. The index, which is being created for T. Rowe Price and will be administered by the Russell Investment Group, will consist of approximately 500 stocks and will include all stocks in the Russell 1000 Index except for those also included in the S&P 500 Index. By subtracting the S&P 500—which includes 500 of the largest companies in the U.S.—from the Russell 1000, our benchmark will include companies that generally feature a mid-cap profile. The fund will seek to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index.

PORTFOLIO HIGHLIGHTS

In line with the allocations in the index, financial stocks account for approximately a quarter of the fund’s investments. Information technology, consumer discretionary, industrials and business services, and health care are also notable components at the sector level. Cable television provider Charter Communications, electric car maker Tesla Motors, online professional networking provider LinkedIn, casino operator Las Vegas Sands, and wireless tower operator SBA Communications were the portfolio’s largest positions at the end of the period. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Top contributors to performance came from a variety of industries and included Digital Realty Trust, a real estate investment trust (REIT) that manages data centers; oil and gas producer Continental Resources; and specialty chemical company Albemarle. Digital Realty, like many REITs, benefited from offering an attractive dividend in an environment where investors were searching for yield. Continental was supported by the rebound in oil prices and also reported strong production numbers. Albemarle reported better-than-expected earnings during the period, and the announcement of the sale of its surface treatment business seemed to be well received by investors. Both Digital Realty and Albemarle have been added to the S&P 500 and, as a result, are no longer included in the Mid-Cap Index Fund.

Several of the portfolio’s weakest performers came from the health care sector. Political rhetoric regarding drug pricing has weighed on biotechnology and pharmaceutical stocks, and there have also been a number of fundamental and clinical disappointments that have hurt the sector over the past six months. Pharmaceutical firms Alkermes, Ionis Pharmaceuticals, and BioMarin Pharmaceutical all underperformed.

OUTLOOK

Gradual improvement in U.S. economic activity is supported by solid private sector demand, reinforced by an improving job market and increasing wages. Despite industrial weakness, continued growth driven by consumer spending should be supportive for equities over the remainder of the year, although valuations of many companies are trending above historical averages and political uncertainty and changing expectations for Federal Reserve policy could trigger more volatility.

U.S. corporate earnings continue to be hampered by weakness in the energy and materials sectors, with second-quarter 2016 year-over-year growth expected to contract for the fifth straight quarter. However, consensus estimates forecast a rebound in earnings in the third and fourth quarters of this year. While corporate leverage has increased, balance sheets, apart from energy-related sectors, remain broadly healthy and provide the corporate sector flexibility in the use of capital to increase capital spending, engage in mergers and acquisitions, and return capital to shareholders.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Ken D. Uematsu
Chairman of the fund’s Investment Advisory Committee

July 21, 2016

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Investment-weighted median market capitalization: The investment-weighted midpoint market capitalization (shares outstanding multiplied by current price) representing a typical security in a portfolio. An investment-weighted median represents the breakpoint where 50% of the values are above and 50% of the values are below based on portfolio weight.

Price-to-earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its reported earnings per share. The ratio is a measure of how much investors are willing to pay for the company’s earnings.

Projected earnings growth rate (IBES): A company’s expected earnings per share growth rate for a given time period based on the forecast from the Institutional Brokers’ Estimate System, which is commonly referred to as IBES.

Russell 1000 Index: An index that tracks the performance of the 1,000 largest companies in the Russell 3000 Index (which represents nearly all of the U.S. investable equity universe).

Russell Select Midcap Index: An unmanaged index that is designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes approximately 500 mid-cap U.S. securities based on market capitalization without consideration to a growth or value style.

Real estate investment trusts (REITs): Publicly traded companies that own, develop, and operate apartment complexes, hotels, office buildings, and other commercial properties.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 6/30/16
Charter Communications	2.0%
Tesla Motors	1.0
LinkedIn	1.0
Las Vegas Sands	0.7
SBA Communications	0.6
Markel	0.6
FleetCor Technologies	0.6
Incyte	0.6
BioMarin Pharmaceutical	0.5
Thomson Reuters	0.5
T-Mobile US	0.5
Hilton Worldwide Holdings	0.5
DISH Network	0.5
The QVC Group	0.5
Twitter	0.5
MGM Resorts International	0.5
Palo Alto Networks	0.5
ServiceNow	0.4
Maxim Integrated Products	0.4
Annaly Capital Management	0.4
First Republic Bank	0.4
Celanese	0.4
FNF	0.4
Medivation	0.4
Mettler-Toledo International	0.4
Total	14.8%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The Investor Class charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 97.1%		
CONSUMER DISCRETIONARY 16.0%		
Auto Components 0.6%		
Gentex	649	10
Lear	169	17
Visteon	78	5
		32
Automobiles 1.2%		
Tesla Motors (1)(2)	255	54
Thor Industries	108	7
		61
Distributors 0.2%		
Pool	84	8
		8
Diversified Consumer Services 0.5%		
Graham Holdings	7	3
Service Corporation International	430	12
ServiceMaster Global Holdings (2)	275	11
		26
Hotels, Restaurants & Leisure 3.8%		
Aramark	544	18
Brinker (1)	127	6
Choice Hotels International	76	4
Domino's Pizza	114	15
Dunkin Brands	210	9
Extended Stay America, Equity Units	123	2
Hilton Worldwide Holdings	1,164	26
Hyatt Hotels, Class A (1)(2)	55	3
International Game Technology	195	4
Las Vegas Sands	803	35
MGM Resorts International (2)	1,055	24
Norwegian Cruise Line Holdings (2)	351	14

Panera Bread, Class A (2)	51	11
Six Flags Entertainment	164	9
Vail Resorts	75	10
Wendy's	419	4
		194
Household Durables 0.8%		
Calatlantic	154	6
NVR (2)	8	14
Tempur Sealy International (2)	122	7
Toll Brothers (2)	354	9
Tupperware Brands	108	6
		42
Internet & Catalog Retail 0.8%		
Groupon (1)(2)	839	3
Liberty Ventures, Series A (2)	305	11
The QVC Group (2)	980	25
		39
Leisure Products 0.5%		
Brunswick	207	9
Polaris Industries (1)	138	11
Vista Outdoor (2)	139	7
		27
Media 5.2%		
AMC Networks, Class A (2)	137	8
Cable One	10	5
Charter Communications, Class A (2)	443	101
Cinemark Holdings	243	9
Clear Channel Outdoor, Class A	80	—
DISH Network (2)	488	26
John Wiley & Sons	98	5
Liberty Broadband, A Shares (2)	59	4
Liberty Broadband, C Shares (1)(2)	229	14

Liberty SiriusXM (2)	225	7
Liberty SiriusXM, Class C (2)	420	13
Lions Gate Entertainment (1)	195	4
Live Nation Entertainment (2)	301	7
Madison Square Garden (2)	45	8
Regal Entertainment Group, Class A (1)	185	4
Sirius XM Holdings (1)(2)	4,084	16
Starz (2)	176	5
Thomson Reuters	663	27
Tribune Media	178	7
		270

Multiline Retail 0.2%

Dillard's, Class A	44	3
JC Penney (2)	626	5
		8

Specialty Retail 1.4%

Burlington Stores (2)	145	10
Cabela's, Class A (2)	115	6
CST Brands	166	7
Dick's Sporting Goods	200	9
GameStop	234	6
Michaels (2)	184	5
Murphy USA (2)	85	6
Penske Auto	88	3
Sally Beauty Supply (2)	335	10
Williams-Sonoma	203	11
		73

Textiles, Apparel & Luxury Goods 0.8%

Carters	115	12
Kate Spade (2)	293	6
lululemon athletica (1)(2)	223	17

Skechers U.S.A., Class A (2)	284	8
		43
Total Consumer Discretionary		823
CONSUMER STAPLES 3.8%		
Food & Staples Retailing 0.7%		
Casey's General Stores	80	10
Rite Aid (2)	2,218	17
Sprouts Farmers Market (2)	320	7
		34
Food Products 2.2%		
Blue Buffalo Pet Products (2)	98	2
Bunge Limited	307	18
Flowers Foods	390	7
Hain Celestial Group (2)	225	11
Ingredion	162	21
Pilgrim's Pride	136	4
Pinnacle Foods	264	12
Post Holdings (2)	132	11
TreeHouse Foods (2)	113	12
Whitewave Foods, Class A (2)	399	19
		117
Household Products 0.3%		
Energizer Holdings	137	7
Spectrum Brands Holdings (1)	56	7
		14
Personal Products 0.6%		
Coty, Class A (1)	104	3
Edgewell Personal Care (2)	135	11
Herbalife (2)	167	10

Nu Skin Enterprises, Class A	126	6
		30
Total Consumer Staples		195

ENERGY 4.2%

Energy Equipment & Services 1.2%

Dril-Quip (2)	87	5
Ensco, Class A	684	7
Frank's International	68	1
Nabors Industries	631	7
Noble	518	4
Oceaneering International	224	7
Patterson-UTI Energy	331	7
Rowan (1)	288	5
RPC (2)	128	2
Superior Energy	342	6
Weatherford International (2)	2,004	11
		62

Oil, Gas & Consumable Fuels 3.0%

Antero Resources (1)(2)	362	9
Cheniere Energy (2)	458	17
CONSOL Energy (1)	490	8
Continental Resources (2)	199	9
Diamondback Energy (2)	162	15
Energen	206	10
Gulfport Energy (2)	268	8
HollyFrontier	372	9
Kosmos Energy (2)	360	2
Laredo Petroleum (1)(2)	273	3
Memorial Resource Development (2)	202	3
Parsley Energy (2)	311	9
PBF Energy	211	5
QEP Resources	490	9

Rice Energy (2)	272	6
SM Energy (1)	154	4
Targa Resources	354	15
Whiting Petroleum (2)	460	4
World Fuel Services	156	7
WPX Energy (2)	608	6
		158
Total Energy		220

FINANCIALS 25.1%

Banks 3.2%

Associated Banc-Corp	342	6
Bank of Hawaii	97	7
BankUnited	228	7
BOK Financial (1)	59	4
CIT Group	413	13
Commerce Bancshares	186	9
Cullen/Frost Bankers	117	7
East West Bancorp	329	11
First Horizon National	488	7
First Niagara Financial	807	8
First Republic Bank	318	22
PacWest Bancorp	264	10
Popular	235	7
Signature Bank (2)	117	15
SVB Financial Group (2)	116	11
Synovus Financial	285	8
TCF Financial	360	5
Western Alliance Bancorp (2)	193	6
		163

Capital Markets 1.6%

Artisan Partners Asset Management	78	2
Eaton Vance	251	9

Federated Investors, Class B	195	6
Interactive Brokers, Class A	117	4
Lazard, Class A, Partnership	292	9
LPL Financial Holdings	166	4
Northstar Asset Management	423	4
Raymond James Financial	286	14
SEI Investments	293	14
TD Ameritrade Holding	570	16
		82

Consumer Finance 0.6%

Ally Financial (2)	1,018	17
Credit Acceptance (1)(2)	19	4
OneMain Holdings (2)	117	3
Santander Consumer USA Holdings (2)	195	2
SLM Corporation (2)	878	5
		31

Diversified Financial Services 1.3%

CBOE Holdings	186	12
FactSet Research Systems	92	15
MarketAxess Holdings	76	11
Morningstar	41	3
MSCI, Class A	209	16
Voya Financial	469	12
		69

Insurance 5.3%

Alleghany (2)	34	19
Allied World Assurance Holdings	195	7
American Financial Group	151	11
American National Insurance	17	2
AmTrust Financial Services	168	4
Arch Capital Group (2)	263	19
Aspen Insurance Holdings	127	6
Assured Guaranty	305	8

Axis Capital Holdings	210	12
Brown & Brown	261	10
CNA Financial	62	2
Endurance Specialty Holdings	137	9
Erie Indemnity, Class A	56	6
Everest Reinsurance Holdings	96	18
First American Financial	220	9
FNF	579	22
Hanover Insurance Group	97	8
Markel (2)	31	29
Mercury General	59	3
Old Republic International	554	11
ProAssurance	117	6
Reinsurance Group of America	146	14
RenaissanceRe Holdings	97	11
Validus Holdings	172	8
W. R. Berkley	220	13
White Mountains Insurance Group	11	9
		276
Real Estate Investment Trusts 12.2%		
Alexandria Real Estate, REIT	164	17
American Campus Communities, REIT	300	16
American Capital Agency, REIT	747	15
American Homes 4 Rent, Class A, REIT	382	8
Annaly Capital Management, REIT	2,042	23
Apple Hospitality REIT, REIT	377	7
Brandywine Realty Trust, REIT	390	7
Brixmor Property, REIT	395	10
Camden Property Trust, REIT	196	17
Care Capital Properties, REIT	166	4
Chimera Investment, REIT	422	7
Columbia Property Trust, REIT	263	6
Communications Sales & Leasing, REIT	274	8
Corporate Office Properties Trust, REIT	195	6

Corrections Corporation of America, REIT	266	9
CubeSmart, REIT	366	11
CyrusOne, REIT	146	8
DCT Industrial Trust, REIT	185	9
DDR, REIT	688	12
Douglas Emmett, REIT	321	11
Duke Realty, REIT	773	21
Empire State Realty Trust, REIT	247	5
EPR Properties, REIT	131	11
Equity Commonwealth, REIT (2)	280	8
Equity LifeStyle Properties, REIT	175	14
Equity One, REIT	189	6
Forest City Realty Trust, Class A, REIT	496	11
Gaming & Leisure Properties, REIT	420	15
Healthcare Trust of America, REIT	310	10
Highwoods Properties, REIT	198	10
Hospitality Properties Trust, REIT	340	10
Kilroy Realty, REIT	201	13
Lamar Advertising, REIT	176	12
Liberty Property Trust, REIT	335	13
MFA Financial, REIT	848	6
Mid-America Apartment Communities, REIT	166	18
National Retail Properties, REIT	320	17
NorthStar Realty Finance, REIT	390	4
Omega Healthcare Investors, REIT	411	14
Outfront Media, REIT	293	7
Paramount, REIT	390	6
Piedmont Office Realty Trust, Class A, REIT	330	7
Post Properties, REIT	121	7
Rayonier, REIT	281	7
Regency Centers, REIT	214	18
Retail Properties of America, Class A, REIT	538	9
Senior Housing Properties, REIT	534	11
Sovran Self Storage, REIT	95	10

Spirit Realty Capital, REIT	1,089	14
Starwood Property Trust, REIT	532	11
STORE Capital, REIT	311	9
Sun Communities, REIT	129	10
Tanger Factory Outlet Centers, REIT	205	8
Taubman Centers, REIT	134	10
Two Harbors Investment, REIT	793	7
VEREIT, REIT	2,028	21
Weingarten Realty Investors, REIT	267	11
WP Carey, REIT	234	16
		628
Real Estate Management & Development 0.6%		
Howard Hughes (2)	83	9
Jones Lang LaSalle	103	10
Realogy Holdings (2)	328	10
		29
Thrifts & Mortgage Finance 0.3%		
New York Community Bancorp	1,088	17
TFS Financial	131	2
		19
Total Financials		1,297
HEALTH CARE 9.8%		
Biotechnology 3.2%		
ACADIA Pharmaceuticals (2)	186	6
Agios Pharmaceuticals (1)(2)	59	2
Alkermes (2)	339	15
Alnylam Pharmaceuticals (2)	166	9
BioMarin Pharmaceutical (2)	364	28
Incyte (2)	359	29
Intercept Pharmaceuticals (1)(2)	35	5
Intrexon (2)	118	3

Ionis Pharmaceuticals (1)(2)	259	6
Juno Therapeutics (1)(2)	138	5
Medivation (2)	352	21
Neurocrine Biosciences (2)	177	8
OPKO Health (1)(2)	721	7
Seattle Genetics (1)(2)	221	9
United Therapeutics (2)	101	11
		164
Health Care Equipment & Supplies 2.6%		
Abiomed (2)	82	9
Alere (2)	196	8
Align Technology (2)	166	13
Cooper Companies	105	18
Dexcom (2)	176	14
Hill-Rom Holdings	127	6
IDEXX Laboratories (2)	204	19
ResMed	307	20
Teleflex	94	17
West Pharmaceutical Services	149	11
		135
Health Care Providers & Services 1.6%		
Acadia Healthcare (2)	146	8
AmSurg, Class A (2)	111	9
Brookdale Senior Living (2)	390	6
Envision Healthcare Holdings (2)	423	11
LifePoint Health (2)	92	6
MEDNAX (2)	210	15
Premier, Class A (2)	105	3
Tenet Healthcare (2)	184	5
VCA (2)	178	12
WellCare Health Plans (2)	91	10
		85

Health Care Technology 0.7%		
Allscripts Healthcare Solutions (2)	390	5
athenahealth (1)(2)	89	12
IMS Health Holdings (2)	293	7
Inovalon Holdings, A Shares (1)(2)	98	2
Veeva Systems, Class A (2)	218	8
		34
Life Sciences Tools & Services 1.6%		
Bio-Rad Laboratories, Class A (2)	47	7
Bio-Techne	84	10
Bruker	240	5
Charles River Laboratories International (2)	107	9
Mettler-Toledo International (2)	58	21
Qiagen (2)	523	11
Quintiles Transnational Holdings (2)	180	12
VWR (2)	178	5
		80
Pharmaceuticals 0.1%		
Akorn (2)	176	5
		5
Total Health Care		503
INDUSTRIALS & BUSINESS SERVICES 11.0%		
Aerospace & Defense 1.5%		
B/E Aerospace	234	11
BWX Technologies	214	8
HEICO	45	3
HEICO, Class A	85	5
Hexcel	212	9
Huntington Ingalls Industries	103	17
Orbital ATK	134	11

Spirit AeroSystems Holdings, Class A (2)	302	13
		77
Airlines 0.4%		
Copa Holdings	68	4
JetBlue Airways (2)	711	12
Spirit Airlines (2)	164	7
		23
Building Products 1.0%		
A.O. Smith	167	15
Armstrong Worldwide Industries (2)	78	3
Lennox International	91	13
Owens Corning	263	13
USG (2)	195	5
		49
Commercial Services & Supplies 1.3%		
Clean Harbors (2)	120	6
Copart (2)	224	11
Covanta Holding	258	4
IHS (2)	154	18
KAR Auction Services	316	13
R.R. Donnelley	452	8
Rollins	205	6
		66
Construction & Engineering 0.6%		
AECOM (2)	341	11
Chicago Bridge & Iron	215	7
KBR	293	4
Valmont Industries	51	7
		29
Electrical Equipment 0.4%		
Hubbell, Class B	126	13

Regal Beloit	98	6
Solarcity (1)(2)	127	3
		22
Industrial Conglomerates 0.3%		
Carlisle Companies	144	15
		15
Machinery 3.2%		
AGCO	156	7
Allison Transmission Holdings	324	9
Colfax (2)	225	6
Crane	110	6
Donaldson	291	10
Graco	124	10
IDEX	174	14
ITT	195	6
Lincoln Electric Holdings	140	8
Manitowoc Foodservice (2)	290	5
Middleby (2)	127	15
Nordson	127	11
Oshkosh	163	8
Terex	236	5
Timken	156	5
Toro	122	11
Trinity Industries	333	6
WABCO Holdings (2)	121	11
Wabtec	197	14
		167
Marine 0.1%		
Kirby (2)	121	7
		7
Professional Services 0.3%		
ManpowerGroup	164	11

TransUnion (2)	123	4
		15
Road & Rail 0.7%		
AMERCO	14	5
Avis Budget Group (2)	192	6
Genesee & Wyoming, Class A (2)	126	8
Landstar System	97	7
Old Dominion Freight Line (2)	155	9
		35
Trading Companies & Distributors 1.0%		
Air Lease	221	6
HD Supply Holdings (2)	412	14
Herc Holdings	827	9
MSC Industrial Direct	109	8
Watsco	60	8
WESCO International (1)(2)	97	5
		50
Transportation Infrastructure 0.2%		
Macquarie Infrastructure	157	12
		12
Total Industrials & Business Services		567
INFORMATION TECHNOLOGY 16.5%		
Communications Equipment 1.2%		
Arista Networks (1)(2)	77	5
ARRIS International (2)	432	9
Brocade Communications Systems	1,071	10
CommScope Holding (2)	290	9
Echostar (2)	98	4
Palo Alto Networks (2)	194	23
		60

Electronic Equipment, Instruments & Components 2.6%

Arrow Electronics (2)	208	13
Avnet	294	12
CDW	366	15
Cognex	186	8
Dolby Laboratories, Class A	109	5
FEI	85	9
FitBit (1)(2)	293	4
Ingram Micro, Class A	322	11
IPG Photonics (2)	79	6
Jabil Circuit	415	8
Keysight Technologies (2)	381	11
National Instruments	237	6
Sunpower (1)(2)	127	2
Trimble Navigation (2)	577	14
VeriFone Systems (2)	244	4
Zebra Technologies (2)	117	6
		134

Internet Software & Services 2.5%

CoStar Group (2)	73	16
GoDaddy (2)	108	3
IAC/InterActiveCorp	161	9
LinkedIn (2)	263	50
Match, Class A (1)(2)	66	1
Pandora Media (1)(2)	454	6
Rackspace Hosting (2)	246	5
Twitter (2)	1,419	24
Yelp (2)	147	4
Zillow (2)	123	5
Zillow, Class C (2)	220	8
		131

IT Services 4.1%

Amdocs	327	19

Black Knight Financial Services, Class A (1)(2)	39	1
Booz Allen Hamilton	225	7
Broadridge Financial Solutions	270	18
Computer Sciences	318	16
CoreLogic (2)	195	7
DST Systems	75	9
Euronet Worldwide (2)	103	7
First Data, Class A (2)	710	8
FleetCor Technologies (2)	206	29
Gartner (2)	183	18
Genpact (2)	345	9
Jack Henry & Associates	181	16
Leidos Holdings	150	7
Sabre	457	12
Vantiv, Class A (2)	345	20
WEX (2)	88	8
		211
Semiconductor & Semiconductor Equipment 1.2%		
Cree (1)(2)	225	6
Cypress Semiconductor (1)	683	7
Marvell Technology Group	923	9
Maxim Integrated Products	638	23
ON Semiconductor (2)	945	8
Teradyne	465	9
		62
Software 4.7%		
Ansys (2)	194	18
Atlassian, Class A (2)	60	2
Cadence Design Systems (2)	664	16
CDK Global	343	19
FireEye (2)	293	5
Fortinet (2)	313	10
Guidewire Software (2)	149	9

Manhattan Associates (2)	148	10
NetSuite (2)	91	7
Nuance Communications (2)	512	8
PTC (2)	261	10
ServiceNow (2)	348	23
Splunk (2)	294	16
SS&C Technologies Holdings	286	8
Synopsys (2)	334	18
Tableau Software (2)	112	5
Tyler Technologies (2)	68	11
Ultimate Software Group (2)	63	13
VMware, Class A (2)	180	10
Workday (2)	243	18
Zynga (2)	1,560	4
		240
Technology Hardware, Storage & Peripherals 0.2%		
Lexmark International	127	5
NCR (2)	283	8
		13
Total Information Technology		851
MATERIALS 5.6%		
Chemicals 2.4%		
Ashland	142	16
Axalta Coating Systems (2)	372	10
Cabot	137	6
Celanese, Series A	338	22
Huntsman	454	6
NewMarket	17	7
Platform Specialty Products (1)(2)	293	2
RPM	299	15
Scotts Miracle Gro	103	7
Valspar	173	19

W. R. Grace	159	12
Westlake Chemical	87	4
		126
Construction Materials 0.2%		
Eagle Materials	107	8
		8
Containers & Packaging 1.7%		
AptarGroup	137	11
Bemis	215	11
Berry Plastics (2)	249	10
Crown Holdings (2)	309	16
Graphic Packaging Holding	731	9
Packaging Corporation of America	214	14
Silgan Holdings	88	5
Sonoco Products	228	11
		87
Metals & Mining 1.2%		
Compass Minerals	77	6
Reliance Steel & Aluminum	159	12
Royal Gold	147	11
Southern Copper (1)	192	5
Steel Dynamics	538	13
Tahoe Resources	678	10
U.S. Steel (1)	312	5
		62
Paper & Forest Products 0.1%		
Domtar	137	5
		5
Total Materials		288

TELECOMMUNICATION SERVICES 1.5%

Diversified Telecommunication Services 0.7%

SBA Communications (2)	275	30
Zayo Group Holdings (2)	323	9
		39

Wireless Telecommunication Services 0.8%

Sprint (2)	1,660	7
T-Mobile US (2)	615	27
Telephone & Data Systems	195	6
U.S. Cellular (2)	29	1
		41
Total Telecommunication Services		80

UTILITIES 3.6%

Electric Utilities 1.4%

Avangrid	120	5
Great Plains Energy	352	11
Hawaiian Electric Industries	246	8
ITC Holdings	345	16
OGE Energy	447	15
Westar Energy	316	18
		73

Gas Utilities 1.3%

Atmos Energy	229	19
National Fuel Gas Company	169	10
Piedmont Natural Gas	166	10
Questar	390	10
UGI	387	17
		66

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $5,285)	$	5,392
Receivable for investment securities sold		40
Due from affiliates		17
Dividends receivable		7
Variation margin receivable on futures contracts		3
Total assets		5,459
Liabilities		
Obligation to return securities lending collateral		195
Payable for investment securities purchased		46
Due to affiliates		5
Investment management fees payable		1
Other liabilities		54
Total liabilities		301
NET ASSETS	$	5,158
Net Assets Consist of:		
Undistributed net investment income	$	38
Accumulated undistributed net realized gain		16
Net unrealized gain		105
Paid-in capital applicable to 500,000 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		4,999
NET ASSETS	$	5,158
NET ASSET VALUE PER SHARE		
Investor Class		
($4,899,859 / 475,000 shares outstanding)	$	10.32
I Class		
($258,076 / 25,000 shares outstanding)	$	10.32

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks. The fund has two classes of shares: the Mid-Cap Index Fund original share class, referred to in this report as the Investor Class, incepted on December 9, 2015, and the Mid-Cap Index Fund–I Class (I Class), also incepted on December 9, 2015. I Class shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions, if any, are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Income distributions are declared and paid by each class annually. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2016:

There were no material transfers between Levels 1 and 2 during the six months ended June 30, 2016.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2016, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30, 2016, the fund held equity futures with cumulative unrealized loss of $2,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended June 30, 2016, the fund recognized $12,000 of realized gain on Futures and a $(1,000) change in unrealized gain/loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. As of June 30, 2016, securities valued at $10,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2016, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 3% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2016, the value of loaned securities was $192,000; the value of cash collateral and related investments was $195,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $1,050,000 and $991,000, respectively, for the six months ended June 30, 2016.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2015, the fund had $1,000 of available capital loss carryforwards.

At June 30, 2016, the cost of investments for federal income tax purposes was $5,290,000. Net unrealized gain aggregated $100,000 at period-end, of which $404,000 related to appreciated investments and $304,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.12% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The Investor Class is also subject to a contractual expense limitation through April 30, 2018. During the limitation period, Price Associates is required to waive its management fee or pay any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.32%. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, borrowing-related expenses, taxes, brokerage commissions, and extraordinary expenses, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until April 30, 2018, and may be renewed, revised or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses to exceed the I Class limit. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to these agreements, $110,000 of expenses were waived/paid Price Associates during the six months ended June 30, 2016. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $144,000 remain subject to repayment by the fund at June 30, 2016.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2016, expenses incurred pursuant to these service agreements were $19,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

As of June 30, 2016, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 475,000 shares of the Investor Class, representing 100% of the Investor Class’s net assets and 25,000 shares of the I Class, representing 100% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2016, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page

https://www3.troweprice.com/usis/corporate/en/utility/policies.html and scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 11, 2016, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s since-inception return and compared it with a wide variety of comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the fund’s extremely limited operating history, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations (subject to an expense limitation on the total expense ratio for the Investor Class and an expense limitation on operating expenses with respect to the I Class). The Board concluded that the advisory fee structure for the fund continued to be appropriate.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio (for the Investor Class and I Class) in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate and the total expense ratio (for both classes) were below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts (including subadvised mutual funds) and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business differ from those of the Advisor’s proprietary mutual fund business. The Board considered information showing that the Advisor’s proprietary mutual fund business is generally more complex from a business and compliance perspective than its institutional account business, and considered various other relevant factors, including the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its proprietary mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for another institutional account, and the degree to which the Advisor performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date August 17, 2016